FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level3) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) rate number	Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 316	$ 339
Acquisition-related contingent consideration adjustments	48	12
Payments / Settlements	(36)	(36)
Foreign currency translation adjustment included in other comprehensive loss	0	1
Ending balance	328	316
Current portion	112	54
Non-current portion	216	262
Accretion for the time value of money
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration adjustments	23	22
Fair value adjustments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration adjustments	$ 25	$ (10)
Measurement Input, Weighted-Average Discount Rate | Level 3 | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, contingent consideration obligations, discount rate | number	0.08
Minimum | Measurement Input, Discount Rate | Level 3 | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, contingent consideration obligations, discount rate | rate	0.06
Maximum | Measurement Input, Discount Rate | Level 3 | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, contingent consideration obligations, discount rate | rate	0.25